Commitments - Operating leases (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating leases
Future minimum sub-lease rental received for non-cancellable operating leases for land and buildings	£ 56	£ 60
Minimum lease rental payments included in consolidated income statements	123	115
Expected to be settled within one year
Operating leases
Future minimum lease payments for non-cancellable operating leases	113	107
1 to 5 years
Operating leases
Future minimum lease payments for non-cancellable operating leases	284	209
Over 5 years
Operating leases
Future minimum lease payments for non-cancellable operating leases	£ 118	£ 96